UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2025

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Anfield Universal Fixed Income Fund

Class A (AFLEX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 1-866-866-4848.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.51%

How did the Fund perform during the reporting period?

For the 12-month period ended 10/31/2025, AFLEX gained 5.93% on a total return NAV basis, underperforming the Bloomberg US Aggregate Bond Index ('the AGG') by 0.23%, although past performance is not a guarantee of future results. The primary driver of underperformance during the period was our overweight to corporate credit, primarily expressed via high-yield fixed rate bonds, bank loans, and CLO holdings. The Fund’s underweight to duration ate into possible alpha, with the Fed's easing cycle serving as a tailwind for longer duration bonds, as evidenced by the 106 basis point spread between the total return of the 1-3 year AGG and the AGG. For the trailing period ended Oct. 31, 2025, the Fund generally had a duration exposure of 1.5-3.0 years, vs. the AGG’s duration of ~6.0-6.5 years over the same period. The portfolio management team continues to opportunistically add to positions they believe will outperform in the current interest rate environment, including shorter duration high yield bonds, bank loans, and Investment Grade CLO tranches.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Anfield Universal Fixed Income Fund
Anfield Universal Fixed Income Fund - with load
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Bloomberg U.S. Aggregate Bond Index
ICE BofA SOFR Overnight Rate Index
$15,000
$10,000
$5,000
$0
$12,605
$12,404
$12,139
$12,071
$11,881
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	Anfield Universal Fixed Income Fund	Anfield Universal Fixed Income Fund - with load	Bloomberg U.S. Aggregate 1-3 year Index (USD)	Bloomberg U.S. Aggregate Bond Index	ICE BofA SOFR Overnight Rate Index
10/31/15	$10,000	$9,425	$10,000	$10,000	$10,000
10/31/16	$10,332	$9,738	$10,133	$10,437	$10,036
10/31/17	$10,700	$10,085	$10,204	$10,531	$10,129
10/31/18	$11,048	$10,413	$10,239	$10,315	$10,302
10/31/19	$10,878	$10,253	$10,742	$11,502	$10,540
10/31/20	$10,825	$10,202	$11,073	$12,214	$10,607
10/31/21	$11,204	$10,559	$11,069	$12,155	$10,612
10/31/22	$10,358	$9,763	$10,524	$10,249	$10,718
10/31/23	$11,044	$10,409	$10,868	$10,286	$11,248
10/31/24	$11,900	$11,215	$11,550	$11,370	$11,867
10/31/25	$12,605	$11,881	$12,139	$12,071	$12,404

Average Annual Total Returns

	1 Year	5 Years	10 Years
Anfield Universal Fixed Income Fund
Without Load	5.93%	3.09%	2.34%
With Load*	-0.15%	1.88%	1.74%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	5.10%	1.86%	1.96%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA SOFR Overnight Rate Index	4.52%	3.18%	2.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
29.7%
Consumer Discretionary
19.2%
CLO
16.0%
Industrials
7.3%
Utilities
6.3%
CMO
6.2%
Energy
3.4%
U.S. Treasury Obligations
3.3%
Fixed Income
3.3%
Health Care
2.1%
ABS
0.7%
Communications
0.6%
Technology
0.6%
Real Estate
0.3%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Real Estate	0.3%
Technology	0.6%
Communications	0.6%
ABS	0.7%
Health Care	2.1%
Fixed Income	3.3%
U.S. Treasury Obligations	3.3%
Energy	3.4%
CMO	6.2%
Utilities	6.3%
Industrials	7.3%
CLO	16.0%
Consumer Discretionary	19.2%
Financials	29.7%

Fund Statistics

Net Assets	$149,746,634
Number of Portfolio Holdings	320
Advisory Fee	$1,198,200
Portfolio Turnover	42%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	17.8%
Collateralized Mortgage Obligations	5.4%
Corporate Bonds	49.4%
Open End Funds	3.3%
Preferred Stock	9.8%
Term Loans	11.0%
U.S. Government & Agencies	3.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	3.3%
Energy Transfer, L.P.	2.7%
First Citizens BancShares, Inc.	2.5%
Voya CLO Ltd., C	1.9%
BNP Paribas S.A.	1.8%
Aramark Services, Inc.	1.8%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Bank of New York Mellon Corporation (The)	1.7%
Air Lease Corporation	1.7%
Nissan Motor Acceptance Corporation	1.7%

Material Fund Changes

On December 4, 2025, the Adviser announced that it has entered into an agreement whereby Horizon Investments, a financial services company based in Charlotte, North Carolina, will acquire the assets of the Adviser (the “Transaction”). In connection with the Transaction, it is proposed that the Fund will be reorganized out of Two Roads Shared Trust (the “Reorganization”). The Transaction is anticipated to close in the first half of 2026, subject to customary closing conditions, including the approval of the Reorganization of the Fund by the Board and the shareholders of the Fund. There can be no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://anfieldaflix.com/our-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Anfield Universal Fixed Income Fund - Class A (AFLEX )

Annual Shareholder Report - October 31, 2025

TSR-AR 103125-AFLEX

Anfield Universal Fixed Income Fund

Class C (AFLKX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 1-866-866-4848.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.26%

How did the Fund perform during the reporting period?

For the 12-month period ended 10/31/2025, AFLKX gained 5.15% on a total return NAV basis, underperforming the Bloomberg US Aggregate Bond Index ('the AGG') by 1.01%, although past performance is not a guarantee of future results. The primary driver of underperformance during the period was our overweight to corporate credit, primarily expressed via high-yield fixed rate bonds, bank loans, and CLO holdings. The Fund’s underweight to duration ate into possible alpha, with the Fed's easing cycle serving as a tailwind for longer duration bonds, as evidenced by the 106 basis point spread between the total return of the 1-3 year AGG and the AGG. For the trailing period ended Oct. 31, 2025, the Fund generally had a duration exposure of 1.5-3.0 years, vs. the AGG’s duration of ~6.0-6.5 years over the same period. The portfolio management team continues to opportunistically add to positions they believe will outperform in the current interest rate environment, including shorter duration high yield bonds, bank loans, and Investment Grade CLO tranches.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Anfield Universal Fixed Income Fund
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Bloomberg U.S. Aggregate Bond Index
ICE BofA SOFR Overnight Rate Index
$15,000
$10,000
$5,000
$0
$12,404
$12,139
$12,071
$11,691
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Anfield Universal Fixed Income Fund	Bloomberg U.S. Aggregate 1-3 year Index (USD)	Bloomberg U.S. Aggregate Bond Index	ICE BofA SOFR Overnight Rate Index
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,252	$10,133	$10,437	$10,036
Oct-2017	$10,539	$10,204	$10,531	$10,129
Oct-2018	$10,812	$10,239	$10,315	$10,302
Oct-2019	$10,559	$10,742	$11,502	$10,540
Oct-2020	$10,428	$11,073	$12,214	$10,607
Oct-2021	$10,711	$11,069	$12,155	$10,612
Oct-2022	$9,838	$10,524	$10,249	$10,718
Oct-2023	$10,403	$10,868	$10,286	$11,248
Oct-2024	$11,119	$11,550	$11,370	$11,867
Oct-2025	$11,691	$12,139	$12,071	$12,404

Average Annual Total Returns

	1 Year	5 Years	10 Years
Anfield Universal Fixed Income Fund	5.15%	2.31%	1.57%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	5.10%	1.86%	1.96%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA SOFR Overnight Rate Index	4.52%	3.18%	2.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Real Estate	0.3%
Technology	0.6%
Communications	0.6%
ABS	0.7%
Health Care	2.1%
Fixed Income	3.3%
U.S. Treasury Obligations	3.3%
Energy	3.4%
CMO	6.2%
Utilities	6.3%
Industrials	7.3%
CLO	16.0%
Consumer Discretionary	19.2%
Financials	29.7%

Fund Statistics

Net Assets	$149,746,634
Number of Portfolio Holdings	320
Advisory Fee	$1,198,200
Portfolio Turnover	42%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	17.8%
Collateralized Mortgage Obligations	5.4%
Corporate Bonds	49.4%
Open End Funds	3.3%
Preferred Stock	9.8%
Term Loans	11.0%
U.S. Government & Agencies	3.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	3.3%
Energy Transfer, L.P.	2.7%
First Citizens BancShares, Inc.	2.5%
Voya CLO Ltd., C	1.9%
BNP Paribas S.A.	1.8%
Aramark Services, Inc.	1.8%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Bank of New York Mellon Corporation (The)	1.7%
Air Lease Corporation	1.7%
Nissan Motor Acceptance Corporation	1.7%

Material Fund Changes

On December 4, 2025, the Adviser announced that it has entered into an agreement whereby Horizon Investments, a financial services company based in Charlotte, North Carolina, will acquire the assets of the Adviser (the “Transaction”). In connection with the Transaction, it is proposed that the Fund will be reorganized out of Two Roads Shared Trust (the “Reorganization”). The Transaction is anticipated to close in the first half of 2026, subject to customary closing conditions, including the approval of the Reorganization of the Fund by the Board and the shareholders of the Fund. There can be no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://anfieldaflix.com/our-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Anfield Universal Fixed Income Fund - Class C (AFLKX )

Annual Shareholder Report - October 31, 2025

TSR-AR 103125-AFLKX

Anfield Universal Fixed Income Fund

Class I (AFLIX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 1-866-866-4848.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.25%

How did the Fund perform during the reporting period?

For the 12-month period ended 10/31/2025, AFLIX gained 6.20% on a total return NAV basis, outpacing the Bloomberg US Aggregate Bond Index ('the AGG') by 0.04%, although past performance is not a guarantee of future results. The primary driver of outperformance during the period was our overweight to corporate credit, primarily expressed via high-yield fixed rate bonds, bank loans, and CLO holdings. The Fund’s underweight to duration ate into possible alpha, with the Fed's easing cycle serving as a tailwind for longer duration bonds, as evidenced by the 106 basis point spread between the total return of the 1-3 year AGG and the AGG. For the trailing period ended Oct. 31, 2025, the Fund generally had a duration exposure of 1.5-3.0 years, vs. the AGG’s duration of ~6.0-6.5 years over the same period. The portfolio management team continues to opportunistically add to positions they believe will outperform in the current interest rate environment, including shorter duration high yield bonds, bank loans, and Investment Grade CLO tranches.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Anfield Universal Fixed Income Fund
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Bloomberg U.S. Aggregate Bond Index
ICE BofA SOFR Overnight Rate Index
$15,000
$10,000
$5,000
$0
$12,911
$12,404
$12,139
$12,071
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Anfield Universal Fixed Income Fund	Bloomberg U.S. Aggregate 1-3 year Index (USD)	Bloomberg U.S. Aggregate Bond Index	ICE BofA SOFR Overnight Rate Index
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,356	$10,133	$10,437	$10,036
Oct-2017	$10,739	$10,204	$10,531	$10,129
Oct-2018	$11,126	$10,239	$10,315	$10,302
Oct-2019	$10,983	$10,742	$11,502	$10,540
Oct-2020	$10,946	$11,073	$12,214	$10,607
Oct-2021	$11,369	$11,069	$12,155	$10,612
Oct-2022	$10,541	$10,524	$10,249	$10,718
Oct-2023	$11,256	$10,868	$10,286	$11,248
Oct-2024	$12,157	$11,550	$11,370	$11,867
Oct-2025	$12,911	$12,139	$12,071	$12,404

Average Annual Total Returns

	1 Year	5 Years	10 Years
Anfield Universal Fixed Income Fund	6.20%	3.36%	2.59%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	5.10%	1.86%	1.96%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA SOFR Overnight Rate Index	4.52%	3.18%	2.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Real Estate	0.3%
Technology	0.6%
Communications	0.6%
ABS	0.7%
Health Care	2.1%
Fixed Income	3.3%
U.S. Treasury Obligations	3.3%
Energy	3.4%
CMO	6.2%
Utilities	6.3%
Industrials	7.3%
CLO	16.0%
Consumer Discretionary	19.2%
Financials	29.7%

Fund Statistics

Net Assets	$149,746,634
Number of Portfolio Holdings	320
Advisory Fee	$1,198,200
Portfolio Turnover	42%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	17.8%
Collateralized Mortgage Obligations	5.4%
Corporate Bonds	49.4%
Open End Funds	3.3%
Preferred Stock	9.8%
Term Loans	11.0%
U.S. Government & Agencies	3.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	3.3%
Energy Transfer, L.P.	2.7%
First Citizens BancShares, Inc.	2.5%
Voya CLO Ltd., C	1.9%
BNP Paribas S.A.	1.8%
Aramark Services, Inc.	1.8%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Bank of New York Mellon Corporation (The)	1.7%
Air Lease Corporation	1.7%
Nissan Motor Acceptance Corporation	1.7%

Material Fund Changes

On December 4, 2025, the Adviser announced that it has entered into an agreement whereby Horizon Investments, a financial services company based in Charlotte, North Carolina, will acquire the assets of the Adviser (the “Transaction”). In connection with the Transaction, it is proposed that the Fund will be reorganized out of Two Roads Shared Trust (the “Reorganization”). The Transaction is anticipated to close in the first half of 2026, subject to customary closing conditions, including the approval of the Reorganization of the Fund by the Board and the shareholders of the Fund. There can be no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://anfieldaflix.com/our-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Anfield Universal Fixed Income Fund - Class I (AFLIX )

Annual Shareholder Report - October 31, 2025

TSR-AR 103125-AFLIX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 $ 21,630
2024 $ 21,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 $ 4,430
2024 $ 4,300

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2025, and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman (subject to ratification by the Audit Committee) approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant to render such audit or non-audit service.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2025, and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Anfield Universal Fixed Income Fund

Class A Shares (AFLEX)
Class C Shares (AFLKX)
Class I Shares (AFLIX)

October 31, 2025

Annual Financial Statements

and

Additional Information

Advised by:
Anfield Capital Management, LLC
4041 MacArthur Blvd.
Suite 155
Newport Beach, CA 92660
www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares					Fair Value
	OPEN END FUNDS — 3.3%
	FIXED INCOME - 3.3%
286,672	Fidelity Advisor Floating Rate High Income Fund				$2,617,312
422,170	Vanguard High-Yield Corporate Fund, Admiral Class				2,343,042
					4,960,354

	TOTAL OPEN END FUNDS (Cost $5,171,518)				4,960,354

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 17.6%
	CLO — 16.0%
1,500,000	Allegro CLO XV Ltd. Series 1A D1AR(a),(b)	TSFR3M + 3.000%	6.8840	04/20/38	$1,505,381
1,000,000	Balboa Bay Loan Funding 2024-1 Ltd. Series 1A D1(a),(b)	TSFR3M + 3.200%	7.0840	07/20/37	1,001,188
500,000	Battalion Clo 17 Ltd. Series 17A CR(a),(b)	TSFR3M + 2.250%	6.1340	03/09/34	500,216
1,000,000	Battalion Clo XVI Ltd. Series 16A CR2(a),(b)	TSFR3M + 2.000%	5.8840	01/20/38	1,002,290
2,000,000	BlueMountain Fuji US Clo II Ltd. Series 2A C(a),(b)	TSFR3M + 3.262%	7.1460	10/20/30	2,005,370
500,500	Crown Point CLO IV Ltd. Series 2018-4A B(a),(b)	TSFR3M + 1.762%	5.6460	04/20/31	500,726
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	7.0160	04/15/31	1,000,334
1,000,000	ICG US Clo 2021-3 Ltd. Series 3A CR(a),(b)	TSFR3M + 2.100%	5.9840	10/20/34	1,000,979
500,000	Madison Park Funding XLV Ltd. Series 45A CRR(a),(b)	TSFR3M + 1.900%	5.8050	07/15/34	499,982
2,400,000	Man GLG US CLO Series 2018-1A BR(a),(b)	TSFR3M + 2.232%	6.1160	04/22/30	2,405,978
1,000,000	Oaktree CLO 2020-1 Ltd. Series 1A CRR(a),(b)	TSFR3M + 1.750%	5.6550	01/15/38	999,966
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	TSFR3M + 1.600%	5.5050	10/31/37	1,000,551
1,000,000	Octagon Investment Partners 46 Ltd. Series 2A DR(a),(b)	TSFR3M + 3.562%	7.4660	07/15/36	993,146
1,500,000	Rockford Tower CLO 2017-1 Ltd. Series 2017-1A DR2B(a),(b)	TSFR3M + 5.242%	9.1260	04/20/34	1,507,877
2,000,000	Sound Point CLO II Ltd. Series 2013-1A A3R(a),(b)	TSFR3M + 2.112%	5.9700	01/26/31	2,003,596
49,428	Steele Creek CLO Ltd. Series 2014-1RA B(a),(b)	TSFR3M + 1.762%	5.6320	04/21/31	49,524
1,250,000	Trimaran Cavu 2019-1 Ltd. Series 1A CR(a),(b)	TSFR3M + 1.950%	5.8340	01/20/37	1,249,965
2,750,000	Voya CLO Ltd. Series 2018-1A C(a),(b)	TSFR3M + 2.862%	6.7460	04/19/31	2,760,601
2,000,000	Wind River 2021-3 CLO Ltd. Series 3A D1AR(a),(b)	TSFR3M + 3.000%	6.8840	04/20/38	1,999,922
					23,987,592
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
119,828	Alternative Loan Trust Series 2004-35T2 A4(c)		6.0000	02/25/35	20,290
2,844	Banc of America Mortgage Trust Series 2004-A 2A4(b)		5.8640	02/25/34	2,813
5,344,961	BCAP, LLC Trust Series 2007-AA2 21IO(b),(c)		0.4200	04/25/37	98,306

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 17.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9% (Continued)
6,198	Bear Stearns ARM Trust Series 2003-4 3A1(b)		6.4060	07/25/33	$5,984
2,831	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A2(b)		5.5000	10/25/33	2,867
447	Chase Mortgage Finance Trust Series Series 2007-A1 7A1(b)		6.8680	02/25/37	449
17,133	CHL Mortgage Pass-Through Trust Series 2004-7 3A1(b)		5.4590	05/25/34	16,482
4,705	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-1 A2(a)		6.0000	09/25/33	2,158
2,676	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4 7AR2(b)	TSFR1M + 0.564%	4.5560	06/25/34	2,548
15,595	GSR Mortgage Loan Trust Series 2004-2F 7A2(b),(c)	-1*TSFR1M + 7.536%	3.5440	01/25/34	412
5,300	GSR Mortgage Loan Trust Series 2004-6F 2A6		5.5000	05/25/34	5,387
2,084	Impac CMB Trust Series 2004-4 1M3(b)	TSFR1M + 1.014%	5.0060	09/25/34	2,082
13,214	Impac CMB Trust Series 2004-6 M1(b)	TSFR1M + 1.034%	4.9310	10/25/34	12,965
12,527	JP Morgan Mortgage Trust Series 2005-A1 3A5(b)		5.5450	02/25/35	11,892
9,789	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	9,998
388,610	MASTR Alternative Loan Trust Series 2007-HF1 4AX(c)		7.0000	10/25/47	72,334
2,787	Morgan Stanley Mortgage Loan Trust Series 2004-7AR 2A6(b)		5.5110	09/25/34	2,760
6,973	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 4A(b)		6.2900	11/25/34	6,660
1,000,000	TCW CLO 2017-1 Ltd. Series 1A AJR4(a)(b)	TSFR3M + 1.500%	5.6210	03/24/38	1,002,343
51,465	Wilshire Funding Corporation Series 1997-WFC1 M3(b)		7.2500	08/25/27	50,803
					1,329,533
	HOME EQUITY — 0.4%
20,459	Aames Mortgage Trust Mortgage Pass Through Certs Series 2001-1 M2(e)		8.0880	06/25/31	20,476
3,551	AFC Trust Series 2000-1 1A(b)	TSFR1M + 0.844%	4.8360	03/25/30	3,541
78	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 AF6(b)		5.3130	12/25/33	237
135,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(b)	TSFR1M + 6.114%	10.1060	10/25/34	137,286
15,591	Bear Stearns Asset Backed Securities Trust Series 2003-ABF1 A(b)	TSFR1M + 0.854%	4.8460	01/25/34	15,586
72,983	CDC Mortgage Capital Trust Series 2004-HE1 M2(b)	TSFR1M + 1.914%	5.9060	06/25/34	73,295
86,186	CDC Mortgage Capital Trust Series 2004-HE3 M2(b)	TSFR1M + 1.914%	5.9060	11/25/34	85,402
18,135	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-HE8 A1(b)		6.9900	02/25/31	17,985
3,845	Meritage Mortgage Loan Trust Series 2003-1 M2(b)	TSFR1M + 2.439%	6.4310	11/25/33	3,961
28,884	Meritage Mortgage Loan Trust Series 2003-1 M3(b)	TSFR1M + 2.814%	6.8060	11/25/33	29,450
17,020	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(b)	TSFR1M + 2.289%	6.2810	07/25/34	14,180
10,703	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	TSFR1M + 1.239%	3.1740	10/25/33	12,315

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 17.6% (Continued)
	HOME EQUITY — 0.4% (Continued)
1,843	NovaStar Mortgage Funding Trust Series 2004-1 M5(b)	TSFR1M + 1.689%	5.6810	06/25/34	$1,714
9,670	Option One Mortgage Loan Trust Series 2003-5 A2(b)	TSFR1M + 0.754%	4.7460	08/25/33	10,079
50,809	RASC Series Trust Series 2003-KS4 MI1(b)		4.6100	06/25/33	51,006
11,440	Saxon Asset Securities Trust Series 2003-3 M2(b)	TSFR1M + 2.514%	3.6830	12/25/33	10,618
47,506	Terwin Mortgage Trust Series TMTS Series 2003-2HE M2(b)	TSFR1M + 2.264%	7.3310	07/25/34	60,733
					547,864
	MANUFACTURED HOUSING — 0.0%(e)
1,115	Conseco Finance Corporation Series 1997-1 M1(b)		7.2200	03/15/28	1,121

	RESIDENTIAL MORTGAGE — 0.3%
83,033	Credit-Based Asset Servicing and Securitization, LLC Series 2004 - CB3 B1(b)	TSFR1M + 2.889%	2.9490	03/25/34	104,536
42,766	Credit-Based Asset Servicing and Securitization, LLC Series 2004 - CB6 M2(b)	TSFR1M + 1.839%	4.2620	07/25/35	39,321
31,524	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A4(b)	TSFR1M + 1.014%	5.0060	11/25/34	31,069
21,837	CWABS, Inc. Asset-Backed Certificates Trust Series 2A3 2A3(b)	TSFR1M + 1.314%	5.3060	11/25/34	21,880
7,999	Equity One Mortgage Pass-Through Trust Series 2002-5 M1(e)		5.8030	11/25/32	8,582
8,126	First Franklin Mortgage Loan Trust Series 2002-FF1 1A2(b)	TSFR1M + 1.239%	5.3740	04/25/32	8,866
14,313	Long Beach Mortgage Loan Trust Series 2003-2 M2(b)	TSFR1M + 2.964%	6.9560	06/25/33	16,490
11,889	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC7 M4(b)	TSFR1M + 1.839%	5.8310	07/25/34	15,122
109,279	Structured Asset Securities Corporation Series 2005-WF1 M7(b)	TSFR1M + 2.019%	6.0110	02/25/35	116,828
143,305	Structured Asset Securities Corporation Series 2005-WF1 M8(b)	TSFR1M + 2.169%	6.1610	02/25/35	152,383
					515,077

	TOTAL ASSET BACKED SECURITIES (Cost $26,087,647)				26,381,187

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
97,804	Fannie Mae Interest Strip(c)		5.5000	08/25/35	14,296
212,506	Fannie Mae Interest Strip Series 384 2(c)		4.5000	07/25/37	24,153
319,164	Fannie Mae Interest Strip Series 385 3(c)		5.0000	01/25/38	48,810
788,279	Fannie Mae Interest Strip Series 407 40(c)		6.0000	01/25/38	150,672
202,357	Fannie Mae Interest Strip Series 418 141(b),(c)		5.5000	05/25/39	30,501

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4% (Continued)
201,120	Fannie Mae Interest Strip Series 418 147(b),(c)		6.0000	05/25/39	$31,424
95,464	Fannie Mae Interest Strip Series 409 80(b),(c)		4.5000	11/25/39	17,772
392,741	Fannie Mae Interest Strip Series 408 9(b),(c)		4.5000	10/25/40	71,641
263,123	Fannie Mae Interest Strip Series 409 83(b),(c)		4.5000	11/25/40	42,805
990,281	Fannie Mae Interest Strip Series 406 15(c)		5.0000	12/25/40	213,850
170,566	Fannie Mae Interest Strip Series 409 C13(c)		3.5000	11/25/41	25,206
115,785	Fannie Mae Interest Strip Series 409 64(b),(c)		4.0000	11/25/41	18,444
150,784	Fannie Mae Interest Strip Series 413 126(b),(c)		4.0000	07/25/42	24,058
146,509	Fannie Mae Interest Strip Series 413 177(b),(c)		4.5000	07/25/42	26,371
298,595	Fannie Mae Interest Strip Series 413 155(b),(c)		4.5000	07/25/42	53,619
733,463	Fannie Mae Interest Strip Series 417 C24(c)		3.5000	12/25/42	95,641
329,539	Fannie Mae Interest Strip Series 419 C3(c)		3.0000	11/25/43	44,462
436,697	Fannie Mae Interest Strip Series 426 292(b),(c)		3.5000	08/25/51	70,787
256,914	Fannie Mae REMICS Series 2004-70 XJ(b),(c)		5.0000	10/25/34	34,116
439,985	Fannie Mae REMICS Series 2006-109 SG(b),(c)	-1*SOFR30A + 6.516%	2.3330	11/25/36	42,539
182,450	Fannie Mae REMICS Series 2007-39 AI(b),(c)	-1*SOFR30A + 6.006%	1.8230	05/25/37	17,697
122,187	Fannie Mae REMICS Series 2007-92 SK(b),(c)	-1*SOFR30A + 6.336%	2.1530	09/25/37	14,368
128,692	Fannie Mae REMICS Series 2007-112 SA(b),(c)	-1*SOFR30A + 6.450%	2.1530	12/25/37	16,854
16,454	Fannie Mae REMICS Series 2009-31 PI(c)		5.0000	11/25/38	114
303,269	Fannie Mae REMICS Series 2009-101 MI(c)		6.0000	12/25/39	25,761
344,912	Fannie Mae REMICS Series 2009-113 XI(b),(c)		5.0000	01/25/40	49,663
414,413	Fannie Mae REMICS Series 2010-150 SP(b),(c)	-1*SOFR30A + 6.486%	2.3030	10/25/40	36,552
1,203,550	Fannie Mae REMICS Series 2011-149 MS(b),(c)	-1*SOFR30A + 5.886%	1.7030	11/25/41	63,571
104,508	Fannie Mae REMICS Series 2012-84 KI(b),(c)	SOFR30A + 6.000%	6.0000	08/25/42	15,686
133,835	Fannie Mae REMICS Series 2013-10 SJ(b),(c)	-1*SOFR30A + 6.036%	1.8530	02/25/43	15,884
371,737	Fannie Mae REMICS Series 2014-68 IB(c)		4.5000	02/25/43	38,308
46,958	Fannie Mae REMICS Series 2015-16 IN(c)		4.5000	09/25/43	827
1,001,047	Fannie Mae REMICS Series 2013-103 JS(b),(c)	-1*SOFR30A + 5.886%	1.7030	10/25/43	101,678
133,962	Fannie Mae REMICS Series 2015-22 BS(b),(c)	-1*SOFR30A + 6.036%	4.5980	04/25/45	15,630
6,159,804	Fannie Mae REMICS Series 2015-40 LT(b),(c)	-1*SOFR30A + 6.200%	0.0300	06/25/45	9,645
1,856,159	Fannie Mae REMICS Series 2015-34 HI(c)		6.0000	06/25/45	399,819
78,888	Fannie Mae REMICS Series 2017-78 KI(c)		3.5000	10/25/47	14,128
32,167	Fannie Mae REMICS Series 2018-37 CI(c)		4.0000	10/25/47	481
899,652	Fannie Mae REMICS Series 2017-97 SW(b),(c)	-1*SOFR30A + 6.086%	1.9030	12/25/47	116,294

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4% (Continued)
148,023	Fannie Mae REMICS Series 2018-2 LI(c)		3.5000	12/25/47	$13,988
279,715	Fannie Mae REMICS Series 2017-99 DI(c)		3.5000	12/25/47	36,529
249,436	Fannie Mae REMICS Series 2018-31 IO(c)		4.5000	12/25/47	47,393
926,095	Fannie Mae REMICS Series 2018-16 MI(c)		4.0000	03/25/48	188,827
183,956	Fannie Mae REMICS Series 2018-34 CI(c)		4.0000	05/25/48	31,268
223,746	Fannie Mae REMICS Series 2018-35 KI(c)		4.0000	05/25/48	38,104
949,369	Fannie Mae REMICS Series 2018-54 SA(b),(c)	-1*SOFR30A + 6.136%	1.9530	08/25/48	95,154
384,164	Fannie Mae REMICS Series 2018-74 MI(c)		4.5000	10/25/48	75,245
540,016	Fannie Mae REMICS Series 2019-44 IC(c)		3.5000	08/25/49	76,439
206,189	Fannie Mae REMICS Series 2021-27 GI(c)		4.5000	05/25/51	54,276
941,204	Fannie Mae REMICS Series 2020-10 S(b),(c)	-1*SOFR30A + 5.936%	1.7530	05/25/59	115,180
11,896	Freddie Mac REMICS Series 2433 SA(b)	-2.6*SOFR30A + 20.632%	9.6250	02/15/32	13,064
571,581	Freddie Mac REMICS Series 5112 IB(c)		6.5000	05/15/32	61,340
168,993	Freddie Mac REMICS Series 4394 BI(c)		5.5000	07/15/37	21,224
42,446	Freddie Mac REMICS Series 4419 EI(c)		6.0000	10/15/37	4,492
2,868,307	Freddie Mac REMICS Series 4669 TI(b),(c)	-1*SOFR30A + 5.986%	0.1000	09/15/40	5,178
82,365	Freddie Mac REMICS Series 3772 SA(b)	-3*SOFR30A + 14.567%	1.8660	12/15/40	64,286
221,442	Freddie Mac REMICS Series 3935 SH(b),(c)	-1*SOFR30A + 6.486%	2.2520	12/15/40	2,933
152,819	Freddie Mac REMICS Series 4076 SW(b),(c)	-1*SOFR30A + 5.936%	1.7020	07/15/42	16,683
102,250	Freddie Mac REMICS Series 4139 PO(f)		2.2300	08/15/42	70,385
200,258	Freddie Mac REMICS Series 4091 ES(b),(c)	-1*SOFR30A + 6.436%	2.2020	08/15/42	31,895
395,717	Freddie Mac REMICS Series 4197 IG(c)		4.0000	04/15/43	47,876
8,780,903	Freddie Mac REMICS Series 4765 SI(b),(c)		0.2040	08/15/44	74,992
267,138	Freddie Mac REMICS Series 4416 DS(b),(c)	-1*SOFR30A + 5.985%	1.7520	12/15/44	32,986
214,705	Freddie Mac REMICS Series 4480 IN(c)		4.0000	03/15/45	32,551
260,253	Freddie Mac REMICS Series 4473 AS(b),(c)	-1*SOFR30A + 5.486%	1.2520	05/15/45	22,020
95,670	Freddie Mac REMICS Series 4591 QI(c)		3.5000	04/15/46	17,099
691,784	Freddie Mac REMICS Series 4583 ST(b),(c)	-1*SOFR30A + 5.886%	1.6520	05/15/46	76,241
578,724	Freddie Mac REMICS Series 4699 NI(c)		4.0000	12/15/46	69,200
159,681	Freddie Mac REMICS Series 4792 AI(c)		4.0000	05/15/48	27,622
923,186	Freddie Mac REMICS Series 4827 BI(c)		4.5000	09/15/48	141,372
322,605	Freddie Mac REMICS Series 5093 NI(c)		4.0000	08/25/49	64,575
710,059	Freddie Mac REMICS Series 5022 IO(c)		3.0000	09/25/50	120,855

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4% (Continued)
398,090	Freddie Mac REMICS Series 5023 MI(c)		3.0000	10/25/50	$66,683
402,049	Freddie Mac REMICS Series 5086 IW(c)		3.0000	03/25/51	57,921
285,790	Freddie Mac REMICS Series 5082 HI(c)		3.0000	03/25/51	37,443
779,340	Freddie Mac REMICS Series 5086 HI(c)		4.5000	03/25/51	169,348
1,141,330	Freddie Mac REMICS Series 5174 NI(c)		3.5000	12/25/51	199,013
295,810	Freddie Mac REMICS Series 4291 MS(b),(c)	-1*SOFR30A + 5.786%	1.5520	01/15/54	30,802
28,381	Freddie Mac Strips Series 202 IO(c)		6.5000	04/01/29	2,265
420,921	Freddie Mac Strips Series 256 50(c)		5.0000	06/15/38	50,881
150,790	Freddie Mac Strips Series 303 181(b),(c)		4.5000	12/15/39	17,748
154,972	Freddie Mac Strips Series 303 175(b),(c)		4.5000	12/15/40	20,594
221,266	Freddie Mac Strips Series 303 141(b),(c)		4.5000	01/15/43	33,344
449,002	Freddie Mac Strips Series 324 C24(c)		5.0000	12/15/43	93,736
510,613	Freddie Mac Strips Series 365 C10(c)		3.5000	06/15/49	104,313
2,620	Government National Mortgage Association Series 2011-157 AI(c)		4.0000	12/16/26	20
413,351	Government National Mortgage Association Series 2021-78 QI(c)		5.0000	05/20/34	28,820
1,975,137	Government National Mortgage Association Series 2009-87 IW(b),(c)	-1*TSFR1M + 6.736%	2.7040	07/20/34	56,996
4,868,881	Government National Mortgage Association Series 2014-94 JI(b),(c)	-1*TSFR1M + 6.586%	0.1500	09/16/34	18,702
593,107	Government National Mortgage Association Series 2007-26 SD(b),(c)	-1*TSFR1M + 6.686%	2.6540	05/16/37	71,733
3,648,301	Government National Mortgage Association Series 2017-60 SA(b),(c)	-1*TSFR1M + 6.576%	2.5440	10/20/37	147,394
1,038,836	Government National Mortgage Association Series 2008-60 SH(b),(c)	-1*TSFR1M + 6.036%	2.0040	07/16/38	13,124
713,169	Government National Mortgage Association Series 2017-88 IB(c)		5.5000	02/20/39	91,985
54,429	Government National Mortgage Association Series 2009-61 AS(b),(c)	-1*TSFR1M + 5.986%	1.9540	03/20/39	190
576,125	Government National Mortgage Association Series 2009-69 IV(c)		5.5000	08/20/39	73,805
1,881,093	Government National Mortgage Association Series 2010-29 SA(b),(c)	-1*TSFR1M + 6.436%	2.4040	10/20/39	239,439
171,499	Government National Mortgage Association Series 2013-90 AI(c)		3.5000	10/20/39	1,993
604,942	Government National Mortgage Association Series 2017-60 SU(b),(c)	-1*TSFR1M + 6.286%	2.2540	01/16/40	56,284
721,978	Government National Mortgage Association Series 2013-20 IM(c)		5.0000	04/20/40	109,038
1,030,039	Government National Mortgage Association Series 2017-160 TI(b),(c)		0.5000	06/20/40	15,631
890,980	Government National Mortgage Association Series 2010-133 SB(b),(c)	-1*TSFR1M + 5.906%	1.8740	10/16/40	120,319
153,775	Government National Mortgage Association Series 2019-22 HI(c)		5.0000	10/16/40	17,969

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4% (Continued)
1,542,625	Government National Mortgage Association Series 2010-166 SA(b),(c)	-1*TSFR1M + 5.936%	1.9040	12/16/40	$200,261
226,949	Government National Mortgage Association Series 2012-69 QI(c)		4.0000	03/16/41	22,905
137,635	Government National Mortgage Association Series 2011-68 EI(c)		6.0000	04/20/41	13,047
26,989	Government National Mortgage Association Series 2013-75 GI(c)		3.0000	06/20/41	47
41,297	Government National Mortgage Association Series 2015-44 AI(c)		3.0000	08/20/41	43
202,508	Government National Mortgage Association Series 2012-108 PS(b),(c)	-1*TSFR1M + 6.636%	2.6040	03/16/42	28,680
877,617	Government National Mortgage Association Series 2013-4 ID(c)		5.5000	05/16/42	155,440
138,795	Government National Mortgage Association Series 2012-149 GI(c)		5.0000	07/20/42	11,319
296,959	Government National Mortgage Association Series 2012-98 HS(b),(c)	-1*TSFR1M + 5.885%	1.8540	08/20/42	31,708
724,931	Government National Mortgage Association Series 2012-126 IO(c)		3.5000	10/20/42	101,844
382,598	Government National Mortgage Association Series 2012-140 IC(c)		3.5000	11/20/42	62,383
216,183	Government National Mortgage Association Series 2012-149 CS(b),(c)	-1*TSFR1M + 6.086%	2.0540	12/20/42	18,077
63,962	Government National Mortgage Association Series 2013-5 BI(c)		3.5000	01/20/43	9,945
304,398	Government National Mortgage Association Series 2013-20 KI(c)		5.0000	01/20/43	53,868
830,532	Government National Mortgage Association Series 2013-144 AS(b),(c)	-1*TSFR1M + 6.636%	2.6040	03/20/43	12,298
327,054	Government National Mortgage Association Series 2013-82 IG(c)		3.5000	05/20/43	47,204
461,807	Government National Mortgage Association Series 2019-22 EI(b),(c)		1.0000	07/20/43	9,552
63,844	Government National Mortgage Association Series 2013-103 DS(b),(c)	-1*TSFR1M + 6.036%	2.0040	07/20/43	8,274
268,011	Government National Mortgage Association Series 2013-189 PS(b),(c)	TSFR1M + 6.036%	2.0040	07/20/43	26,567
580,059	Government National Mortgage Association Series 2013-122 SB(b),(c)	-1*TSFR1M + 5.986%	1.9540	08/16/43	68,405
7,831,081	Government National Mortgage Association Series 2019-21 SI(b),(c)		0.2670	10/20/43	48,593
170,416	Government National Mortgage Association Series 2014-132 SL(b),(c)	-1*TSFR1M + 5.986%	1.9540	10/20/43	9,027
132,449	Government National Mortgage Association Series 2013-181 SA(b),(c)	-1*TSFR1M + 5.986%	1.9540	11/20/43	14,950
268,289	Government National Mortgage Association Series 2014-91 SB(b),(c)	-1*TSFR1M + 5.486%	1.4540	06/16/44	21,479
88,545	Government National Mortgage Association Series 2014-133 BS(b),(c)	-1*TSFR1M + 5.486%	1.4540	09/20/44	8,226
452,008	Government National Mortgage Association Series 2019-22 SA(b),(c)	-1*TSFR1M + 5.486%	1.4540	02/20/45	40,916
100,923	Government National Mortgage Association Series 2017-99 DI(c)		4.0000	07/20/45	3,899
340,055	Government National Mortgage Association Series 2017-112 KI(c)		4.5000	08/20/45	29,819

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4% (Continued)
475,226	Government National Mortgage Association Series 2016-163 KI(c)		6.0000	08/20/45	$33,269
262,482	Government National Mortgage Association Series 2017-130 LI(c)		4.5000	10/16/45	19,253
1,816,411	Government National Mortgage Association Series 2019-22 CI(b),(c)	-1*TSFR1M + 30.678%	1.0000	10/20/45	85,695
254,742	Government National Mortgage Association Series 2015-179 GS(b),(c)	-1*TSFR1M + 6.636%	2.6040	12/20/45	40,383
88,749	Government National Mortgage Association Series 2016-54 PI(c)		3.0000	04/20/46	8,632
258,670	Government National Mortgage Association Series 2016-46 IO(c)		3.5000	04/20/46	41,088
60,384	Government National Mortgage Association Series 2017-101 ID(c)		4.5000	04/20/46	3,965
157,910	Government National Mortgage Association Series 2016-81 IO(c)		4.0000	06/20/46	33,383
801,958	Government National Mortgage Association Series 2016-121 JS(b),(c)	-1*TSFR1M + 5.986%	1.9540	09/20/46	113,471
282,935	Government National Mortgage Association Series 2016-116 IJ(c)		3.5000	09/20/46	44,594
109,819	Government National Mortgage Association Series 2019-11 MI(c)		5.0000	11/20/46	5,387
143,935	Government National Mortgage Association Series 2017-114 CI(c)		3.5000	03/20/47	14,309
10,807	Government National Mortgage Association Series 2017-141 ID(c)		3.5000	07/20/47	1,504
274,894	Government National Mortgage Association Series 2018-18 BI(c)		4.0000	11/20/47	22,240
704,509	Government National Mortgage Association Series 2017-179 KS(b),(c)	-1*TSFR1M + 6.086%	2.0540	12/20/47	101,459
112,797	Government National Mortgage Association Series 2017-179 WI(c)		5.0000	12/20/47	25,659
282,037	Government National Mortgage Association Series 2018-1 IP(c)		3.5000	01/20/48	29,646
16,201,685	Government National Mortgage Association Series 2020-86 TK(b),(c)	-1*TSFR1M + 6.086%	0.1500	08/20/48	81,441
149,347	Government National Mortgage Association Series 2018-120 JI(c)		5.5000	09/20/48	21,481
213,052	Government National Mortgage Association Series 2018-154 IT(c)		5.5000	10/20/48	38,871
415,065	Government National Mortgage Association Series 2019-6 SA(b),(c)	-1*TSFR1M + 5.936%	1.9040	01/20/49	48,422
190,335	Government National Mortgage Association Series 2019-18 CS(b),(c)	-1*TSFR1M + 5.936%	1.9040	02/20/49	16,197
843,882	Government National Mortgage Association Series 2020-47 MI(c)		3.5000	04/20/50	156,324
370,757	Government National Mortgage Association Series 2020-127 IN(c)		2.5000	08/20/50	54,789
558,201	Government National Mortgage Association Series 2020-167 NS(b),(c)	-1*TSFR1M + 6.186%	2.1540	11/20/50	82,950
1,575,470	Government National Mortgage Association Series 2019-H16 CI(b),(c)		1.9000	10/20/69	64,246
					8,020,366
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,206,539)				8,020,366

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 48.8%
	ASSET MANAGEMENT — 5.0%
925,000	Ares Capital Corporation		5.5000	09/01/30	$932,249
2,150,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	2,136,393
160,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	159,479
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	598,998
850,000	FS KKR Capital Corporation		3.4000	01/15/26	847,439
275,000	FS KKR Capital Corporation		2.6250	01/15/27	265,727
500,000	FS KKR Capital Corporation		3.1250	10/12/28	462,203
481,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	481,708
					5,884,196
	AUTOMOTIVE — 8.6%
1,935,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,934,236
375,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	369,698
500,000	Ford Motor Credit Company, LLC		5.8000	03/05/27	505,688
700,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	700,799
313,000	Ford Motor Credit Company, LLC		4.1250	08/17/27	309,129
500,000	Ford Motor Credit Company, LLC		3.8150	11/02/27	490,451
275,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	279,824
1,000,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	994,080
1,263,000	General Motors Financial Company, Inc.(b)	H15T5Y + 4.997%	5.7000	Perpetual	1,268,850
938,000	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	909,345
1,288,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	1,283,511
945,000	Nissan Motor Acceptance Company, LLC(a)		2.7500	03/09/28	887,586
490,000	Nissan Motor Acceptance Company, LLC(a)		2.4500	09/15/28	450,114
2,525,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	2,495,228
					12,878,539
	BANKING — 12.5%
1,040,000	Bank of America Corporation(b)	H15T5Y + 2.760%	4.3750	Perpetual	1,025,107
1,325,000	Bank of Nova Scotia (The)(b)	H15T5Y + 2.613%	3.6250	10/27/81	1,278,105
2,780,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	2,731,823
394,000	BPCE S.A.(a)		4.8750	04/01/26	394,323
2,000,000	Citigroup, Inc.(b)	H15T5Y + 3.417%	3.8750	Perpetual	1,989,812

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 48.8% (Continued)
	BANKING — 12.5% (Continued)
2,258,000	Citigroup, Inc. Series Y(b)	H15T5Y + 3.000%	4.1500	Perpetual	$2,221,354
1,035,000	Citizens Financial Group, Inc.(b)	H15T5Y + 3.215%	4.0000	Perpetual	1,021,695
1,000,000	Credit Agricole S.A.(b)	H15T5Y + 3.237%	4.7500	Perpetual	962,876
1,000,000	Deutsche Bank A.G.(b)	USISOA05 + 4.358%	8.1300	Perpetual	1,066,967
1,648,000	KeyCorporation(b)	TSFR3M + 3.606%	5.0000	Perpetual	1,636,986
1,355,000	M&T Bank Corporation(b)	H15T5Y + 2.679%	3.5000	Perpetual	1,309,673
1,000,000	PNC Financial Services Group, Inc. (The)(b)	H15T5Y + 2.595%	3.4000	Perpetual	972,303
479,000	Royal Bank of Canada(b)	SOFRRATE + 7.450%	8.5000	02/28/39	484,992
1,000,000	Societe Generale S.A.(b)	H15T5Y + 4.514%	5.3750	Perpetual	950,860
732,000	US Bancorp(b)	SOFR + 2.914%	5.3000	Perpetual	733,089
					18,779,965
	BIOTECH & PHARMA — 1.7%
989,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	974,400
1,600,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	1,601,721
					2,576,121
	COMMERCIAL SUPPORT SERVICES — 0.7%
975,000	Aramark Services, Inc.(a)		5.0000	02/01/28	974,782

	ELECTRIC UTILITIES — 6.3%
1,877,000	American Electric Power Company, Inc.(b)	H15T5Y + 2.675%	3.8750	02/15/62	1,827,894
1,110,000	CenterPoint Energy, Inc.(b)	H15T5Y + 3.254%	7.0000	02/15/55	1,166,134
1,000,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	985,349
980,000	Duke Energy Corporation(b)	H15T5Y + 2.321%	3.2500	01/15/82	945,664
2,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	Perpetual	2,316,920
1,005,000	Sempra(b)	H15T5Y + 2.868%	4.1250	04/01/52	982,641
1,250,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	1,237,425
					9,462,027
	ENTERTAINMENT CONTENT — 0.6%
1,000,000	Univision Communications, Inc.(a)		4.5000	05/01/29	940,366

	HEALTH CARE FACILITIES & SERVICES — 0.3%
512,000	Charles River Laboratories International, Inc.(a)		4.2500	05/01/28	504,967

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 48.8% (Continued)
	INSURANCE — 0.2%
250,000	Athene Global Funding(a)		2.9500	11/12/26	$246,738

	LEISURE FACILITIES & SERVICES — 5.3%
828,000	Boyd Gaming Corporation		4.7500	12/01/27	825,424
1,263,000	Caesars Entertainment, Inc.(a)		4.6250	10/15/29	1,188,930
963,000	International Game Technology plc(a)		6.2500	01/15/27	973,355
500,000	International Game Technology plc(a)		5.2500	01/15/29	498,896
500,000	Light & Wonder International, Inc.(a)		7.5000	09/01/31	519,376
1,200,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	1,199,468
995,000	Penn National Gaming, Inc.(a)		4.1250	07/01/29	927,483
533,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	547,165
1,248,000	Station Casinos, LLC(a)		4.5000	02/15/28	1,227,374
					7,907,471
	OIL & GAS PRODUCERS — 0.7%
976,000	Enbridge, Inc.		6.2500	03/01/78	987,489

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.7500	02/01/27	505,911

	SPECIALTY FINANCE — 6.1%
2,577,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	Perpetual	2,552,339
300,000	Air Lease Corporation(b)	H15T5Y + 3.149%	4.1250	Perpetual	288,994
200,000	Ally Financial, Inc.		6.0500	02/15/26	200,472
250,000	Ally Financial, Inc.		6.0000	07/15/29	251,121
2,332,000	Ally Financial, Inc. Series B(b)	H15T5Y + 3.868%	4.7000	Perpetual	2,287,242
250,000	American Express Company(b)	H15T5Y + 2.854%	3.5500	Perpetual	245,666
1,363,000	Capital One Financial Corporation(b)	H15T5Y + 3.157%	3.9500	Perpetual	1,342,275
628,000	Capital One Financial Corporation(b)	TSFR3M + 3.338%	5.5000	Perpetual	628,958
1,000,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.2700	12/21/65	835,204
165,000	OneMain Finance Corporation		3.5000	01/15/27	162,395
350,000	OneMain Finance Corporation		5.3750	11/15/29	347,512
					9,142,178

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TRANSPORTATION & LOGISTICS — 1.6%
1,425,000	Air Canada(a)		3.8750	08/15/26	$1,414,997
998,515	American Airlines 2016-2 Class A Pass Through Series 2016-2 A		3.6500	06/15/28	976,438
					2,391,435
	TOTAL CORPORATE BONDS (Cost $72,064,802)				73,182,185

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	PREFERRED STOCK — 9.7%
	ASSET MANAGEMENT — 1.0%
1,550,000	Charles Schwab Corporation (The)(b)	H15T5Y + 3.1680%	4.0000	Perpetual	1,537,768

	BANKING — 3.2%
3,704,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.2340%	8.2710	Perpetual	3,801,934
1,000,000	Wells Fargo & Company(b)	H15T5Y + 3.4530%	3.9000	Perpetual	994,054
					4,795,988
	INSTITUTIONAL FINANCIAL SERVICES — 2.8%
2,625,000	Bank of New York Mellon Corporation (The) Series H(b)		3.7000	Perpetual	2,613,889
1,607,000	Goldman Sachs Group, Inc. (The)(b)		3.6500	Perpetual	1,580,680
					4,194,569
	OIL & GAS PRODUCERS — 2.7%
3,986,000	Energy Transfer, L.P.(b)	H15T5Y + 5.6940%	6.5000	Perpetual	4,008,369

	TOTAL PREFERRED STOCK (Cost $14,295,050)				14,536,694

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 10.9%
	COMMERCIAL SUPPORT SERVICES — 1.8%
2,630,573	Aramark Services, Inc.(b)	TSFR1M + 2.000%	5.7150	04/06/28	2,637,702

	LEISURE FACILITIES & SERVICES — 4.0%
985,031	1011778 BC ULC(b)	TSFR1M + 1.750%	5.7150	09/23/30	983,539
2,479,950	Caesars Entertainment, Inc.(b)	TSFR3M + 2.250%	6.2150	02/06/31	2,462,900
985,678	Light & Wonder International, Inc.(b)	TSFR1M + 2.250%	6.2870	04/16/29	989,990
494,885	Penn Entertainment, Inc.(b)	TSFR1M + 2.500%	6.4650	05/03/29	496,417

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 10.9% (Continued)
	LEISURE FACILITIES & SERVICES — 4.0% (Continued)
994,962	Six Flags Entertainment Corporation(b)	TSFR1M + 2.000%	5.9650	05/01/31	$990,609
					5,923,455
	RETAIL - DISCRETIONARY — 1.3%
1,937,591	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	7.2150	01/16/32	1,940,013

	SEMICONDUCTORS — 0.6%
968,281	MKS Instruments, Inc.(b)	TSFR1M + 2.000%	5.9770	08/17/29	971,656

	TRANSPORTATION & LOGISTICS — 3.2%
1,144,250	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	6.5750	04/20/28	1,146,853
1,970,000	Air Canada(b)	TSFR1M + 2.000%	5.9650	03/21/31	1,977,141
1,653,216	United Airlines, Inc.(b)	TSFR1M + 2.000%	6.1960	02/24/31	1,659,862
					4,783,856
	TOTAL TERM LOANS (Cost $16,288,065)				16,256,682

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.3%
	U.S. TREASURY BILLS — 3.3%
5,000,000	United States Treasury Bill(f)		3.7400	03/05/26	4,936,738

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,935,933)				4,936,738

	TOTAL INVESTMENTS - 99.0% (Cost $157,049,554)				$148,274,206
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%				1,472,429
	NET ASSETS - 100.0%				$149,746,634

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(g)	Value and Unrealized Appreciation
20	CBOT 10 Year US Treasury Note	Interactive Brokers	12/22/2025	$2,253,438	$12,188
20	CBOT 5 Year US Treasury Note	Interactive Brokers	01/02/2026	2,184,219	2,188
20	CBOT US Treasure Bond Futures	Interactive Brokers	12/22/2025	2,346,249	58,124
	TOTAL FUTURES CONTRACTS				$72,500

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

A.G.	- Aktiengesellschsft

CLO	- Collateralized Loan Obligation

CBOT	- Chicago Board of Trade

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

USISOA05	5-Year Published USD SOFR Spread-Adjusted ICE Swap Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $52,780,203 or 35.2% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Interest only securities.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2025.

(e)	Percentage rounds to less than 0.1%.

(f)	Zero coupon bond.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025

ASSETS
Investment securities:
At cost	$157,049,554
At fair value	$148,274,206
Cash	1,306,054
Due from broker	43,806
Dividends and interest receivable	1,293,649
Deposits with brokers	418,961
Net unrealized appreciation on futures contracts	72,500
Receivable for Fund shares sold	385,611
Prepaid expenses and other assets	27,509
TOTAL ASSETS	151,822,296

LIABILITIES
Payable for securities purchased	1,568,750
Payable for Fund shares redeemed	300,681
Investment advisory fees payable	101,946
Payable to related parties	56,625
Distribution (12b-1) fees payable	181
Accrued expenses and other liabilities	47,479
TOTAL LIABILITIES	2,075,662
NET ASSETS	$149,746,634

Composition of Net Assets:
Paid in capital	$173,044,954
Accumulated losses	(23,298,320)
NET ASSETS	$149,746,634

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
October 31, 2025

Net Asset Value Per Share:
Class A Shares:
Net Assets	$539,705
Shares of beneficial interest outstanding (a)	60,798
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.88
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.42

Class C Shares:
Net Assets	$78,082
Shares of beneficial interest outstanding (a)	8,793
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.88

Class I Shares:
Net Assets	$149,128,847
Shares of beneficial interest outstanding (a)	16,796,640
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.88

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends	$343,116
Interest	7,687,565
TOTAL INVESTMENT INCOME	8,030,681

EXPENSES
Investment advisory fees	1,198,200
Distribution (12b-1) fees:
Class A	1,577
Class C	810
Administration fees	241,140
Third party administration servicing fees	137,722
Registration fees	63,875
Accounting services fees	43,459
Transfer agent fees	42,919
Custodian fees	34,309
Compliance officer fees	26,570
Legal fees	24,051
Audit fees	21,216
Printing and postage expenses	17,555
Trustees fees and expenses	13,957
Insurance expense	7,300
Broker fees	100
Other expenses	4,951
TOTAL EXPENSES	1,879,711
NET INVESTMENT INCOME	6,150,970

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments and foreign currency transactions	(1,804,739)
Net realized loss from futures contracts	(137,039)
Net change in unrealized appreciation on investments	4,704,345
Net change in unrealized appreciation on futures contracts	200,000

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	2,962,567

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,113,537

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year ended	Year Ended
	October 31, 2025	October 31, 2024
FROM OPERATIONS
Net investment income	$6,150,970	$7,443,494
Net realized loss from investments	(1,804,739)	(1,953,432)
Net realized loss from futures contracts	(137,039)	(99)
Net change in unrealized appreciation on investments	4,704,345	5,299,497
Net change in unrealized appreciation (depreciation) on futures contracts	200,000	(127,500)
Net increase in net assets resulting from operations	9,113,537	10,661,960

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(23,392)	(45,929)
Class C	(2,366)	(3,648)
Class I	(5,701,691)	(7,434,267)
From Return of Capital
Class A	(1,503)	(11,693)
Class C	(152)	(1,059)
Class I	(366,236)	(1,778,975)
Total distributions to shareholders	(6,095,340)	(9,275,571)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	31,000	11,555
Class I	63,162,250	67,239,137
Net asset value of shares issued in reinvestment of distributions:
Class A	21,017	51,190
Class C	2,518	4,707
Class I	4,981,001	7,424,715
Payments for shares redeemed:
Class A	(286,835)	(414,931)
Class C	(6,717)	(11,329)
Class I	(60,987,629)	(78,104,076)
Net increase (decrease) in net assets from shares of beneficial interest	6,916,605	(3,799,032)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,934,802	(2,412,643)

NET ASSETS
Beginning of the year	139,811,832	142,224,475
End of the year	$149,746,634	$139,811,832

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year ended	Year Ended
	October 31, 2025	October 31, 2024
SHARE ACTIVITY
Class A:
Shares Sold	3,563	1,319
Shares Reinvested	2,413	5,870
Shares Redeemed	(32,905)	(47,418)
Net decrease in shares of beneficial interest outstanding	(26,929)	(40,229)

Class C:
Shares Reinvested	289	540
Shares Redeemed	(764)	(1,295)
Net decrease in shares of beneficial interest outstanding	(475)	(755)

Class I:
Shares Sold	7,223,096	7,688,466
Shares Reinvested	571,253	851,202
Shares Redeemed	(6,963,267)	(8,937,332)
Net increase (decrease) in shares of beneficial interest outstanding	831,082	(397,664)

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Class A
	Year ended	Year Ended		Year Ended	Year Ended	Year Ended
	October 31,	October 31,		October 31,	October 31,	October 31,
	2025	2024		2023	2022	2021
Net asset value, beginning of year	$8.70	$8.62		$8.52	$9.48	$9.51
Activity from investment operations:
Net investment income (1)	0.42	0.44		0.41	0.25	0.22
Net realized and unrealized gain (loss) on investments (2)	0.11	0.20		0.14	(0.96)	0.11
Total from investment operations	0.53	0.64		0.55	(0.71)	0.33
Less distributions from:
Net investment income	(0.33)	(0.45)		(0.45)	(0.25)	(0.36)
Return of Capital	(0.02)	(0.11)		—	—	—
Total distributions	(0.35)	(0.56)		(0.45)	(0.25)	(0.36)
Net asset value, end of year	$8.88	$8.70		$8.62	$8.52	$9.48
Total return (3)	5.93%	7.63	% (7)	6.62%	(7.54)%	3.50%
Net assets, at end of year (000)s	$540	$763		$1,103	$2,027	$8,096
Ratio of gross expenses to average net assets (4)(5)(6)	1.51%	1.58%		1.60%	1.64%	1.50%
Ratio of net expenses to average net assets (5)(6)	1.51%	1.58%		1.60%	1.64%	1.50%
Ratio of net investment income to average net assets (5)(6)	4.75%	5.09%		4.79%	2.75%	2.27%
Portfolio Turnover Rate	42%	62%		26%	44%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period or year.

(2)	Net realized and unrealized gain ( loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total return shown excludes the effect of applicable sales charges. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.71	$8.63	$8.53	$9.48	$9.51
Activity from investment operations:
Net investment income (1)	0.28	0.38	0.35	0.19	0.15
Net realized and unrealized gain (loss) on investments (2)	0.18	0.20	0.13	(0.96)	0.11
Total from investment operations	0.46	0.58	0.48	(0.77)	0.26
Less distributions from:
Net investment income	(0.27)	(0.39)	(0.38)	(0.18)	(0.29)
Return of Capital	(0.02)	(0.11)	—	—	—
Total distributions	(0.29)	(0.50)	(0.38)	(0.18)	(0.29)
Net asset value, end of year	$8.88	$8.71	$8.63	$8.53	$9.48
Total return (3)	5.15%	6.88%	5.75%	(8.15)%	2.71%
Net assets, at end of year (000)s	$78	$81	$86	$319	$671
Ratio of gross expenses to average net assets (4)(5)(6)	2.26%	2.34%	2.35%	2.39%	2.25%
Ratio of net expenses to average net assets (5)(6)	2.26%	2.34%	2.35%	2.39%	2.25%
Ratio of net investment income to average net assets (5)(6)	3.25%	4.34%	4.02%	2.08%	1.51%
Portfolio Turnover Rate	42%	62%	26%	44%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Class I
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	October 31,	October 31,		October 31,	October 31,	October 31,
	2025	2024		2023	2022	2021
Net asset value, beginning of year	$8.70	$8.62		$8.53	$9.49	$9.51
Activity from investment operations:
Net investment income (1)	0.36	0.46		0.44	0.30	0.24
Net realized and unrealized gain (loss) on investments (2)	0.20	0.20		0.12	(0.98)	0.12
Total from investment operations	0.56	0.66		0.56	(0.68)	0.36
Less distributions from:
Net investment income	(0.36)	(0.47)		(0.47)	(0.28)	(0.38)
Return of Capital	(0.02)	(0.11)		—	—	—
Total distributions	(0.38)	(0.58)		(0.47)	(0.28)	(0.38)
Net asset value, end of year	$8.88	$8.70		$8.62	$8.53	$9.49
Total return (3)	6.20%	7.88	% (7)	6.78%	(7.28)%	3.87%
Net assets, at end of year (000)s	$149,129	$138,968		$141,035	$107,121	$126,814
Ratio of gross expenses to average net assets (4)(5)(6)	1.25%	1.34%		1.35%	1.39%	1.25%
Ratio of net expenses to average net assets (5)(6)	1.25%	1.34%		1.35%	1.39%	1.25%
Ratio of net investment income to average net assets (5)(6)	4.10%	5.34%		5.20%	3.24%	2.54%
Portfolio Turnover Rate	42%	62%		26%	44%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2025

1.	ORGANIZATION

The Anfield Universal Fixed Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on June 28, 2013. The investment objective is to seek current income.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay a sales charge on the purchase. Class C shares of the Fund are sold at NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments - The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of- comparable quality, coupon, maturity and type. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Exchange-Traded Funds - The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, however, there could be adverse impacts if the clearinghouse is unable to fulfill such guarantee due to circumstances such as bankruptcy.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default,

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

however, there could be adverse impacts if the clearinghouse is unable to fulfill such guarantee due to circumstances such as bankruptcy.

Valuation of Fund of Fund - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods approved by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process - The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$4,960,354	$—	$—	$4,960,354
Asset Backed Securities	—	26,381,187	—	26,381,187
Collateralized Mortgage Obligations	—	8,020,366	—	8,020,366
Corporate Bonds	—	73,182,185	—	73,182,185
Preferred Stock	—	14,536,694	—	14,536,694
Term Loans	—	16,256,682	—	16,256,682
U.S. Government & Agencies	—	4,936,738	—	4,936,738
Total	$4,960,354	$143,313,852	$—	$148,274,206

Futures Contracts **	$72,500	$—	$—	$72,500
Total	$72,500	$—	$—	$72,500

*	Refer to the Schedule of Investments for classifications.

**	Represents the net unrealized appreciation of futures contracts.

The following table presents changes in assets classified in Level 3 of the fair value hierarchy during the period ended attributable to the following:

Corporate Bonds
Beginning Balance November 1, 2024	$774,892
Total realized gain (loss)	—
Change in Unrealized Appreciation	(2,354)
Cost of Purchases	—
Proceeds from Sales	(775,000)
Amortization	2,462
Net transfers in/out of level 3	—
Ending Balance October 31, 2025	$—

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding as of October 31, 2025, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of October 31, 2025:

	Asset Derivatives
Contract Type/Primary Risk
Exposure	Statement of Assets and Liabilities Location	Fair Value
Futures Contracts - Interest Risk	Net unrealized appreciation on futures contracts	$72,500
		$72,500

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of October 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures Contracts	Net realized loss from futures contracts/Net change in unrealized appreciation on futures contracts

The following is a summary of the Fund’s realized loss and unrealized depreciation on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the year ended October 31, 2025:

Realized loss on derivatives recognized in the Statement of Operations
		Total for the
Derivative Investment Type	Interest Risk	Year Ended October 31, 2025
Futures Contracts	$(137,039)	$(137,039)

Net change in unrealized appreciation on derivatives recognized in the
Statement of Operations
		Total for the
Derivative Investment Type	Interest Risk	Year Ended October 31, 2025
Futures Contracts	$200,000	$200,000

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Federal Income Taxes - The Fund has qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

Expenses - Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed in these Notes to Financial Statements. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, bank loan risk, cash positions risk, collateralized loan obligations risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, energy sector risk, financial sector risk, fixed income securities risk, foreign custody risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield fixed income securities (“junk bond”) risk, index risk, interest rate risk, issuer-specific risk, investment companies and exchange-traded funds risks, leverage risk, liquidity risk, management risk, market events risk, market risks, master limited partnership (“MLP”) risk, mortgage-backed and asset-backed securities risk, odd lot risk, preferred securities risk, prepayment and extension risk, regulatory risk, sector risk, securities lending risk, short sales risk, sovereign debt risk, swap risk, underlying fund risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk, volatility risk, and yield curve risk.

Bank Loan Risk - The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Currency Risk - The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its investments in Collateralized Loan Obligations (“CLOs”). The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Convertible Securities Risk - The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Counterparty Credit Risk - The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk.

Derivatives Risk - The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Financial Sector Risk - The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk - Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Foreign (non-U.S.) Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Investment Companies and Exchange-Traded Funds (“ETFs”) Risk - When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses including the management fees of the unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells ETFs. Inverse ETFs generally use derivatives that are designed to produce returns that move in the opposite direction of the indexes they track, meaning that when the value of the index rises, the inverse ETF suffers a loss. During periods of market volatility, inverse ETFs may not perform as expected.

Market Risk - Overall market risk may appropriately affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, trade restrictions (including tariffs), the spread of infection or other public health threats, lack of liquidity in the bond markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre -existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings.

Odd Lot Risk - Bonds may be purchased and held as smaller sized bond positions known as “odd lots”. Pricing services generally value such securities based on bid prices for larger institutional sized bond positions known as “round lots”; and such round lot prices may reflect more favorable pricing than odd lot holdings. The Fund may purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to the Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

round lot positions. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. There can be no assurance that the Fund’s valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk - The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term and Government securities, for the year ended October 31, 2025, amounted to $78,877,763 and $60,183,921, respectively. The cost of purchases and the proceeds from the sale of U.S. Government securities for the year ended October 31, 2025, amounted to $13,770,250 and $13,950,600, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Anfield Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets totaling $1,198,200 for the year ended October 31, 2025.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund, until at least March 1, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser.

These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date such fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made.

During the year ended October 31, 2025, the Adviser did not waive any fees or expenses.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.25% and 1.00% of its average daily net assets for Class A and Class C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor” and “NLD”), an affiliate of Ultimus Fund Solutions, LLC (“UFS”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the year ended October 31, 2025, neither the distributor nor the principal underwriter received underwriting commissions. Class C shares and Class I shares of the Fund are not subject to an initial sales charge.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) - BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad- hoc basis. For the provision of these services, BluGiant receives customary fees from UFS under the administrative servicing agreement.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. As of October 31, 2025, aggregate cost for federal tax purposes is $156,443,981 and differs from market value by net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation:	$3,515,996
Gross unrealized depreciation:	(11,685,772)
Net unrealized depreciation:	$(8,169,776)

The tax character of distributions paid during the fiscal years ended October 31, 2025, and October 31, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$5,727,449	$7,483,844
Long-Term Capital Gain	—	—
Return of Capital	367,891	1,791,727
	$6,095,340	$9,275,571

As of October 31, 2025, the components of accumulated deficit on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(15,297,077)	$—	$(8,001,243)	$(23,298,320)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market open future 1256 contracts and adjustments for perpetual bonds.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

At October 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$957,645	$14,339,432	$15,297,077	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2025, as follows:

Paid in Capital	Accumulated Deficit
$(367,891)	$367,891

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, Charles Schwab & Co., Inc. was the record owner of 78.4% of the Fund’s outstanding shares, respectively. Charles Schwab & Co. may be the beneficial owner of some or all of the shares for the Fund or may hold the shares for the benefit of others. As a result, Charles Schwab & Co. may be deemed to control the Fund, respectively. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

8.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

On December 4, 2025, the Adviser announced that it has entered into an agreement whereby Horizon Investments, a financial services company based in Charlotte, North Carolina, will acquire the assets of the Adviser (the “Transaction”). In connection with the Transaction, it is proposed that the Fund will be reorganized out of the Trust (the “Reorganization”). The Transaction is anticipated to close in the first half of 2026, subject to customary closing conditions, including the approval of the Reorganization of the Fund by the Board and the shareholders of the Fund. There can be no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Two Roads Shared Trust and the Shareholders of Anfield Universal Fixed Income Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Anfield Universal Fixed Income Fund (the “Fund”), one of the funds constituting the Two Roads Shared Trust (the “Trust”), including the schedule of investments, as of October 31 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended October 31, 2021 were audited by other auditors whose report, dated December 28, 2021, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
December 30, 2025

We have served as the auditor of one or more Regent Park Funds, LLC investment companies since 2022.

Anfield Universal Fixed Income Fund
ADDITIONAL INFORMATION (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Adviser
Anfield Capital Management, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 12/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 12/29/2025

By /s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 12/29/2025